Voyage Revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 949,269	$ 1,437,156	$ 1,427,423
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	494,970	841,057	745,442
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	450,410	591,479	683,146
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,889	$ 4,620	$ (1,165)